Mobile Financial Services activities - Book value of financial assets (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets			€ (3,155)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	€ 387	€ 313	581
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Other financial assets	2,363
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets	360	79
Financial assets at amortised cost, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets		2,708
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	73	50	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	441	296
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Equities [Member]
Disclosure of financial assets [line items]
Other financial assets	€ 3	€ 3
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets			2,070
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Other financial assets			254
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Other financial assets			94
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Other financial assets			540
Derivatives [member]
Disclosure of financial assets [line items]
Other financial assets			€ (75)